Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	$ 1,490,585	$ 1,499,065
Sale of subsidiary		(3,211)
Net translation differences	6,595	(5,269)
Balance, at December 31, 2025	1,497,180	1,490,585
Aerospace
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	60,855	63,188
Sale of subsidiary		0
Net translation differences	1,530	(2,333)
Balance, at December 31, 2025	62,385	60,855
C4I and Cyber
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	316,655	316,655
Sale of subsidiary		0
Net translation differences	0	0
Balance, at December 31, 2025	316,655	316,655
ISTAR and EW
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	130,292	133,228
Sale of subsidiary		0
Net translation differences	5,065	(2,936)
Balance, at December 31, 2025	135,357	130,292
Land
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	568,655	571,866
Sale of subsidiary		(3,211)
Net translation differences	0	0
Balance, at December 31, 2025	568,655	568,655
ESA
Finite-Lived Intangible Assets [Line Items]
Balance, at January 1, 2025	414,128	414,128
Sale of subsidiary		0
Net translation differences	0	0
Balance, at December 31, 2025	$ 414,128	$ 414,128